Cash flows information - Reconciliation of Financing Items (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 5,308,028	$ 4,701,807	$ 3,690,914
Increase of new debt (non-cash transactions)	178,685	441,131	178,030
Proceeds from Promissory Notes			149,411
Loss related to modification and measurement of Promissory Notes	84,236
Interest payable on Promissory Notes (non cash)	619,779	615,592	537,411
Payment of debt	(104,769)	(360,107)	(205,894)
Interest payment on debt	(25,224)	(41,859)	(23,369)
Accrued interest on debt	25,224	41,859	23,369
Proceeds from credit lines	99,618	82,527
Finance obtained through supplier finance arrangements	2,195,833	1,528,143	332,862
Payments made on reverse factoring transactions	(2,084,319)	(1,417,243)	(105,426)
Exchange fluctuation	(635,186)	(283,822)	124,499
Ending Balance	5,661,905	5,308,028	4,701,807
Promissory Notes, Related Parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	4,276,058	3,979,443	3,376,117
Loss related to modification and measurement of Promissory Notes	82,893
Interest payable on Promissory Notes (non cash)	556,883	553,756	488,634
Exchange fluctuation	(575,382)	(257,141)	114,692
Ending Balance	4,340,452	4,276,058	3,979,443
Promissory Notes, Third Parties (Debt)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	445,281	410,126	202,131
Proceeds from Promissory Notes			149,411
Loss related to modification and measurement of Promissory Notes	1,343
Interest payable on Promissory Notes (non cash)	62,896	61,836	48,777
Exchange fluctuation	(59,804)	(26,681)	9,807
Ending Balance	449,716	445,281	410,126
Financing of Transportation and Store Equipment
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	248,353	84,802	112,666
Increase of new debt (non-cash transactions)	178,685	441,131	178,030
Payment of debt	(104,769)	(360,107)	(205,894)
Interest payment on debt	(25,224)	(41,859)	(23,369)
Accrued interest on debt	25,224	41,859	23,369
Proceeds from credit lines	99,618	82,527
Ending Balance	421,887	248,353	84,802
Supplier Finance Arrangement
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	338,336	227,436
Finance obtained through supplier finance arrangements	2,195,833	1,528,143	332,862
Payments made on reverse factoring transactions	(2,084,319)	(1,417,243)	(105,426)
Ending Balance	$ 449,850	$ 338,336	$ 227,436